Employee Benefits - Employee Benefit Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Wages and salaries	$ 97,751	$ 83,433	$ 70,238
Social security costs	15,941	13,511	11,737
Employee profit sharing	2,419	2,598	2,035
Post-employment benefits	910	854	684
Share-based payments (Note 15)	943	866	854
Employee benefits expense	$ 117,964	$ 101,262	$ 85,548